Revenue Recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition

Note 14 - Revenue Recognition

The Company combines its revenue into the following categories:

For the three months ended June 30, 2023	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$86,933	$-	$698,529	$-	$785,462
Fee revenue	-	-	-	1,128,370	1,128,370
Services and other	218,638	1,124,887	-	-	1,343,525
Total	$305,571	$1,124,887	$698,529	$1,128,370	$3,257,357

For the three months ended June 30, 2022	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$108,509	$-	$802,534	$-	$911,043
Fee revenue	-	-	-	-	-
Services and other	-	840,212	-	-	840,212
Total	$108,509	$840,212	$802,534	$-	$1,751,255

For the six months ended June 30, 2023	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$142,224	$-	$1,763,544	$-	$1,905,768
Fee revenue	-	-	-	2,165,693	2,165,693
Services and other	443,123	2,133,164	-	-	2,576,287
Total	$585,347	$2,133,164	$1,763,544	$2,165,693	$6,647,748

For the six months ended June 30, 2022	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$170,031	$-	$1,713,597	$-	$1,883,628
Fee revenue	-	-	-	-	-
Services and other	-	1,763,962	-	-	1,763,962
Total	$170,031	$1,763,962	$1,713,597	$-	$3,647,590

The Company’s license contracts contain promises to transfer multiple products to the customer. Judgment is required to determine whether each product is considered to be a distinct performance obligation that should be accounted for separately under the contract. We have elected to utilize the “right to invoice” practical expedient under ASC 606 which allows us to recognize revenue for our performance under the contract for the value which we have provided to the customer during a period of time in our contract with them.

Determining whether licenses are distinct performance obligations that should be accounted for separately, or not distinct and thus accounted for together, requires significant judgment. In some arrangements, such as the Company’s license arrangements, the Company has concluded that the individual licenses are distinct from each other. In others, like the Company’s SaaS arrangements, the software development and final product are not distinct from each other because they are highly integrated and therefore the Company has concluded that these promised goods are a single, combined performance obligation.

The Company is required to estimate the total consideration expected to be received from contracts with customers. In certain circumstances, the consideration expected to be received is fixed based on the specific terms of the contract or based on the Company’s expectations of the term of the contract. The Company has not experienced significant returns from or refunds to customers. These estimates require significant judgment and the change in these estimates could have an effect on its results of operations during the periods involved.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue recognized point in time and over time is presented by period below:

For the three months ended June 30, 2023:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$218,638	$1,124,887	$-	$239,488	$1,583,013
Over time	86,933	-	698,529	888,882	1,674,344
Total	$305,571	$1,124,887	$698,529	$1,128,370	$3,257,357

For the three months ended June 30, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$-	$840,212	$-	$-	$840,212
Over time	108,509	-	802,534	-	$911,043
Total	$108,509	$840,212	$802,534	$-	$1,751,255

For the six months ended June 30, 2023:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$443,123	$2,133,164	$-	$671,026	$3,247,313
Over time	142,224	-	1,763,544	1,494,667	3,400,435
Total	$585,347	$2,133,164	$1,763,544	$2,165,693	$6,647,748

For the six months ended June 30, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$-	$1,763,961	$-	$-	$1,763,961
Over time	170,032	-	1,713,597	-	$1,883,629
Total	$170,032	$1,763,961	$1,713,597	$-	$3,647,590

The Company’s assets and liabilities related to its contracts with customers were as follows:

	June 30, 2023	December 31, 2022

Accounts receivable	$1,360,528	$776,530
Unbilled revenue	195,234	47,000
Contract assets	68,602	219,116
Contract liabilities	(5,633,004)	(2,166,451)

The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract advanced billings on the Company’s consolidated balance sheet. The Company has an enforceable right to payment upon invoicing and records contract liabilities when revenue is recognized subsequent to invoicing. The Company recognized unbilled revenue when revenue is recognized prior to invoicing.

The Company recognized contract assets related to direct costs incurred to fulfill the contracts. These costs are primarily labor costs associated with the development of the software. The Company defers these costs and amortizes them into cost of revenues over the period revenues are recognized.

The activity in the contract assets for the six months ended June 30, 2023 is as follows:

Amount
Balance as of December 31, 2022	$219,116
Labor costs expensed	(493,871)
Labor costs deferred	343,357
Balance as of June 30, 2023	$68,602

The Company recognizes contract liabilities for cash received from its users prior to recognition of revenue to fulfill its contracts. The payments received are primarily from the Company’s operation of its own online gaming business. The Company defers the revenue and recognizes it throughout the online game’s respective season.

The activity in the contract liabilities for the six months ended June 30, 2023 is as follows:

Amount
Balance as of December 31, 2022	$(2,166,451)
Revenue recognized or reclassified	5,098,540
Deferred revenue	(8,565,093)
Balance as of June 30, 2023	$(5,633,004)

All contract liabilities at June 30, 2023 and December 31, 2022 were recognized as revenue or expected to be recognized within the next fiscal year. All other activity in contract liabilities is due to the timing of invoices in relation to the timing of revenue as described above.

Contracted but unsatisfied performance obligations were approximately $643,564 and $850,000 as of June 30, 2023 and December 31, 2022, respectively, of which the Company expects to recognize the entire amount in revenue over the next year.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company’s products and services, and not to facilitate financing arrangements.

The Company had three customers that accounted for approximately 39% of revenue for the six months ended June 30, 2023. There was $780,637 due from these customers at June 30, 2023.

The Company had three customers that accounted for approximately 60% of revenue for the six months ended June 30, 2022. There was $621,161 due from these customers at June 30, 2022.

Note 13 – Revenue Recognition

During the year ended December 31, 2022, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$353,200	$-	$2,493,685	$-	$2,493,685
Fee revenue	-	-	-	951,196	951,196
Services and other	62,250	3,427,698	-	-	3,843,148
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

During the twelve months ended December 31, 2021, the Company combined its revenue into the following categories:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services -International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Software-as-a-service	$211,528	$-	$2,424,229	$-	$2,635,737
Services and other	-	-	-	-	-
Total	$211,528	$-	$2,424,229	$-	$2,635,757

The Company’s license contracts contain promises to transfer multiple products to the customer. Judgment is required to determine whether each product is considered to be a distinct performance obligation that should be accounted for separately under the contract. We have elected to utilize the “Right to invoice” practical expedient under ASC 606 which allows us to recognize revenue for our performance under the contract for the value which we have provided to the customer during a period of time in our contract with them.

Determining whether licenses are distinct performance obligations that should be accounted for separately, or not distinct and thus accounted for together, requires significant judgment. In some arrangements, such as the Company’s license arrangements, the Company has concluded that the individual licenses are distinct from each other. In others, like the Company’s SaaS arrangements, the software development and final product are not distinct from each other because they are highly integrated and therefore the Company has concluded that these promised goods are a single, combined performance obligation.

The Company is required to estimate the total consideration expected to be received from contracts with customers. In certain circumstances, the consideration expected to be received is fixed based on the specific terms of the contract or based on the Company’s expectations of the term of the contract. Generally, the Company has not experienced significant returns from or refunds to customers. These estimates require significant judgment and the change in these estimates could have an effect on its results of operations during the periods involved.

The Company follows a five-step model to assess each sale to a customer; identify the legally binding contract, identify the performance obligations, determine the transaction price, allocate the transaction price, and determine whether revenue will be recognized at a point in time or over time. Revenue recognized point in time and over time is presented by period below:

For the year ended December 31, 2022:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Point in time	$62,250	$3,427,698	$-	$808,418	$4,298,366
Over time	353,200	-	2,493,685	142,778	2,989,663
Total	$415,450	$3,427,698	$2,493,685	$951,196	$7,288,029

For the year ended December 31, 2021:

	Affiliate Marketing Services - U.S.	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Total
Over time	211,528	-	2,424,229	-	$2,635,757
Total	$211,528	$-	$2,424,229	$-	$2,635,757

The timing of revenue recognition may differ from the timing of invoicing to customers and these timing differences result in contract advanced billings on the Company’s consolidated balance sheet. The Company has an enforceable right to payment upon invoicing and records contract liabilities when revenue is recognized subsequent to invoicing. The Company recognized unbilled revenue when revenue is recognized prior to invoicing.

The Company recognized contract assets related to direct costs incurred to fulfill the contracts. These costs are primarily labor costs associated with the development of the software. The Company defers these costs and amortizes them into cost of revenues over the period revenues are recognized.

The activity in the contract assets for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$147,913
Labor costs expensed	(483,524)
Labor costs deferred	554,727
Balance as of December 31, 2022	$219,116

The Company’s assets and liabilities related to its contracts with customers were as follows:

Schedule of contract assets and liabilities

	2022	2021

Accounts receivable	$776,530	$793,795
Unbilled revenue (reported in accounts receivable)	47,000	162,760
Contract assets	219,116	147,913
Contract liabilities	(2,166,451)	(308,058)

The activity in the contract liabilities for the years ending December 31, 2022 and 2021 are as follows:

Amount
Balance as of December 31, 2021	$(308,058)
SportsHub acquired balance	(3,574,285)
Revenue recognized or reclassified	2,846,755
Deferred revenue	(1,130,863)
Balance as of December 31, 2022	$(2,166,451)

All contract liabilities at December 31, 2022 and 2021 were recognized as revenue or expected to be recognized within the next fiscal year. All other activity in contract liabilities is due to the timing of invoice in relation to the timing of revenue as described above.

Contracted but unsatisfied performance obligations were approximately $850,000 and $3,246,000 as of December 31, 2022 and 2021, respectively, of which the Company expects to recognize the entire amount in revenue over the next year.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 30 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company’s products and services, and not to facilitate financing arrangements.

The Company had two customers that accounted for approximately 45% of revenue in 2022. There was $572,621 due from these customers at December 31, 2022.

The Company had four customers that accounted for approximately 49% of revenue in 2021. There was $456,460 due from these customers at December 31, 2021.